Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

10. Intangible assets, net

Intangible assets consists of the following:

		As of December 31, 2019
	Weighted- average	Gross carrying	Accumulated	Impairment	Net carrying
	amortization period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	24,244	(5,701)	(17,348)	1,195
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	4,442	(2,232)	(834)	1,376
Brand	8	2,239	(93)	—	2,146
License	15	22,344	—	—	22,344
Total		153,169	(26,169)	(99,939)	27,061

	As of December 31, 2018
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(4,873)	—	66,127
Customer relationship	5.5	22,900	(2,429)	—	20,471
Non-compete agreement	5.5	28,900	(3,065)	—	25,835
Software	3	3,482	(878)	—	2,604
Total		126,282	(11,245)	—	115,037

Amortization expenses were nil,  RMB11,245 and RMB14,826 for the years ended December 31, 2017, 2018 and 2019, respectively.

The impairment loss of intangible assets were nil,  nil and RMB99,939 for the years ended December 31, 2017, 2018 and 2019, respectively (Note 12).

As of December 31, 2019, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2020	3,594
2021	2,217
2022	2,068
2023	1,770
2024	1,770
Thereafter	15,642
27,061